Consolidated and Balance Sheets (Parenthetical) - shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common unit, shares issued (in shares)	25,595,500	20,125,000
Common unit, shares outstanding (in shares)	25,595,500	20,125,000
Subordinated unit, shares issued (in shares)	20,125,000	20,125,000
Subordinated unit, shares outstanding (in shares)	20,125,000	20,125,000
General partners, shares issued (in shares)	933,071	821,429
General partners, shares outstanding (in shares)	933,071	821,429